General information	3 Months Ended
Jan. 31, 2019
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General information
Note 1 General information

Our unaudited Interim Condensed Consolidated Financial Statements (Condensed Financial Statements) are presented in compliance with International Accounting Standard (IAS) 34 Interim Financial Reporting. The Condensed Financial Statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with our audited 2018 Annual Consolidated Financial Statements and the accompanying notes included on pages 113 to 211 in our 2018 Annual Report. Tabular information is stated in millions of Canadian dollars, except per share amounts and percentages. On February 21, 2019, the Board of Directors authorized the Condensed Financial Statements for issue.